Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Entity Registrant Name	M&T BANK CORP
Amendment Flag	false
Entity Central Index Key	0000036270
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Emerging Growth Company	false
Entity File Number	1-9861
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE